Deferred Tax Balances - Summary of Composition of Unrecognised Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Unrecognised deferred tax assets
Tax losses and tax credits	$ 5,944	$ 4,088
Total unrecognised deferred tax assets	15,047	11,680
Unrecognised deferred tax liabilities
Investments in subsidiaries	2,203	2,375
Future taxable temporary differences relating to unrecognised deferred tax asset for PRRT	720	624
Total unrecognised deferred tax liabilities	2,923	2,999
Investments in subsidiaries [member]
Unrecognised deferred tax assets
Temporary differences	1,712	1,575
Deductible temporary differences relating to PRRT [member]
Unrecognised deferred tax assets
Temporary differences	2,402	2,079
Mineral rights [member]
Unrecognised deferred tax assets
Temporary differences	3,359	3,265
Other deductible temporary differences [member]
Unrecognised deferred tax assets
Temporary differences	$ 1,630	$ 673